Right-of-Use Asset/Lease Liability - Schedule of Right-of-Use Asset and Lease Liability (Details) - Office Space [Member]	6 Months Ended
	Dec. 31, 2025 MYR (RM)	Jun. 30, 2025 MYR (RM)
Right-of-Use Asset [Member]
Schedule of Right-of-Use Asset and Lease Liability [Line Items]
Right-of-use asset, Beggining balance	RM 10,382
Net carrying amount	198,985	RM 10,382
Right-of-use asset, Ending balance	198,985	10,382
Lease Liability [Member]
Schedule of Right-of-Use Asset and Lease Liability [Line Items]
Lease liability, Beginning balance	10,954	138,899
- principal	(61,367)	(127,945)
- interest	(4,633)	(4,055)
Total payments	(66,000)	(132,000)
Net carrying amount	200,935	10,954
Lease liability - current	75,261	10,954
Lease liability - non-current	125,674
Total liabilities	200,935	10,954
As of July 1	10,954	138,899
Addition of lease	251,348
Cash flows	(66,000)	(132,000)
Interest expense of lease liability	4,633	4,055
As of December 31/June 30	200,935	10,954
Addition during the period/year	251,348
Interest charged	4,633	4,055
Lease liability, Ending balance	266,935	142,954
Cost [Member] | Right-of-Use Asset [Member]
Schedule of Right-of-Use Asset and Lease Liability [Line Items]
Right-of-use asset, Beggining balance	503,272	503,272
Net carrying amount	754,620	503,272
Addition during the period/year	251,348
Right-of-use asset, Ending balance	754,620	503,272
Accumulated Depreciation [Member] | Right-of-Use Asset [Member]
Schedule of Right-of-Use Asset and Lease Liability [Line Items]
Accumulated depreciation, Beginning balance	(492,890)	(368,318)
Charge for the period/year	(62,745)	(124,572)
Accumulated depreciation, Ending balance	RM (555,635)	RM (492,890)